Financial and capital risks management (Tables)	12 Months Ended
Dec. 31, 2019
Financial and capital risks management [abstract]
Loss allowances for accounts receivable and contract assets under lifetime ECLs measurement

Accounts receivable	Gross carrying amount	Loss allowance

Current (not past due)	30,218,242	-
Within 1 year past due	2,052,658	68,017
1 - 3 years past due	100,696	6,816
More than 3 years past due	123,129	120,487
	32,494,725	195,320

Loss allowances for other receivables under lifetime ECLs measurement
Other receivables	Gross carrying amount	Loss allowance

Current (not past due)	1,967,567	18,253
Within 1 year past due	-	-
1 - 3 years past due	-	-
More than 3 years past due	37,908	34,278
	2,005,475	52,531

Assets and liabilities measured at fair value
	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Assets
Financial assets at fair value through profit or loss
– Trading derivatives (Note 14)	-	4,601	-	4,601
– Contingent consideration (Note i)	-	-	457,727	457,727
– Accounts Receivable at fair value through other comprehensive income	-	1,364,579	-	1,364,579
Derivatives used for hedging (Note 14)	-	86,686	-	86,686
Other equity instrument investments (Note 10)	8,390	-	770,828	779,218
Total assets	8,390	1,455,866	1,228,555	2,692,811
Liabilities
Financial liabilities at fair value through profit or loss
– Trading derivatives (Note 14)	-	2,987	-	2,987
Derivatives used for hedging (Note 14)	-	447,721	-	447,721
Total liabilities	-	450,708	-	450,708
	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Assets
Financial assets at fair value through profit or loss
– Trading derivatives (Note 14)	-	14	-	14
– Contingent consideration	-	-	991,383	991,383
Derivatives used for hedging (Note 14)	-	34,691	-	34,691
Available-for-sale financial assets
– Equity securities (Note 10) (Note i)	8,558	-	2,074,861	2,083,419
Total assets	8,558	34,705	3,066,244	3,109,507
Liabilities
Financial liabilities at fair value through profit or loss
– Trading derivatives (Note 14)	-	17,752	-	17,752
Derivatives used for hedging (Note 14)	-	527,540	-	527,540
Total liabilities	-	545,292	-	545,292

Summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis
	Valuation technique	Significant unobservable input	Range	Sensitivity of fair value to the input

Unlisted equity investments	Valuation multiples	Average P/B	2019: 1.17 to 1.49	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB70.24 million.
		Discount for lack of marketability	2019: 25% to 30.1%	10% increase/decrease in multiple would result in decrease/increase in fair value by RMB30.02 million.

Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements
	As at 31 December
	2019	2018
Contingent consideration
Beginning of the year	991,383	859,547
Movement:
Gains on fair value changes	17,175	746,850
Profit compensation received from Huaneng Group	(550,831)	(615,014)
End of the year	457,727	991,383
Total gains for the year included in profit or loss for assets held at the end of the reporting period	17,175	746,850

Movements of other equity instrument investments during the period in the balance of the Level 3 fair value measurements
	As at 31 December
	2019	2018
Other equity instrument investments
Beginning of the year	2,074,861	2,072,365
Addition	7,450	450
Disposal	(1,250,000)	-
Fair value changes	(61,483)	2,046
End of the year	770,828	2,074,861
Changes in fair value recognised in other comprehensive income for the year	46,113	2,046